Risk management - NII/NPV-at-Risk banking book per currency - year one (Details) - NII-at-Risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Ramped unfloored parallel downward
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	€ (153)	€ (239)
NPV-at-Risk	749	27
Ramped unfloored parallel downward | Euro
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	(146)	(165)
NPV-at-Risk	154	(291)
Ramped unfloored parallel downward | US Dollar
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	(4)	(12)
NPV-at-Risk	274	186
Ramped unfloored parallel downward | Other currency
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	(2)	(62)
NPV-at-Risk	321	131
Ramped unfloored parallel upward
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	186	236
NPV-at-Risk	(2,208)	(969)
Ramped unfloored parallel upward | Euro
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	160	155
NPV-at-Risk	(1,613)	(645)
Ramped unfloored parallel upward | US Dollar
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	5	12
NPV-at-Risk	(266)	(178)
Ramped unfloored parallel upward | Other currency
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	21	69
NPV-at-Risk	€ (329)	€ (146)